CONVERTIBLE PROMISSORY NOTES (Details) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning			$ 435,634	$ 16,843	$ 16,843	$ 1,582,495
Proceeds net of transaction costs			339,024		572,389	795,046
Repayments			0		(33,596)	(31,762)
Conversions			(861,765)		(1,379,907)	(1,757,114)
Fair value change	$ (328,183)	$ 0	356,128	0	1,067,076	(534,118)
Interest expense			19,485		58,470	19,649
Accretion expense	5,957	$ 0	101,900	0	146,624	7,039
Foreign exchange (gain) loss			5,585		(12,265)	(64,392)
Convertible promissory notes, ending	210,107		210,107		435,634	16,843
Promissory Note
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning			165,698	209,755	209,755	241,517
Proceeds net of transaction costs			0		0	0
Repayments			0		(33,596)	(31,762)
Conversions			0		0	0
Fair value change			0		0	0
Interest expense			0		0	0
Accretion expense			0		0	0
Foreign exchange (gain) loss			3,418		(10,461)	0
Convertible promissory notes, ending	169,116		169,116		165,698	209,755
Convertible Promissory Note - Liability Component
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning			50,593	25,541	25,541	1,340,978
Proceeds net of transaction costs			9,469		13,328	440,587
Repayments			0		0	0
Conversions			(13,769)		(191,566)	(1,718,320)
Fair value change			(123,552)		0	0
Interest expense			19,485		58,470	19,649
Accretion expense			101,900		146,624	7,039
Foreign exchange (gain) loss			2,167		(1,804)	(64,392)
Convertible promissory notes, ending	46,293		46,293		50,593	25,541
Derivative Liability
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning			370,194	733,339	733,339	0
Proceeds net of transaction costs			1,011,674		1,517,944	1,576,119
Repayments			0		0	0
Conversions			(886,485)		(1,545,331)	(38,794)
Fair value change			0		(335,758)	(803,986)
Interest expense			0		0	0
Accretion expense			0		0	0
Foreign exchange (gain) loss			0		0	0
Convertible promissory notes, ending	495,383		495,383		370,194	733,339
Deferred Derivative Loss (Increase)
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning			(150,851)	$ (951,792)	(951,792)	0
Proceeds net of transaction costs			(682,119)		(958,883)	(1,221,660)
Repayments			0		0	0
Conversions			(38,489)		356,990	0
Fair value change			462,912		1,402,834	269,868
Interest expense			0		0	0
Accretion expense			0		0	0
Foreign exchange (gain) loss			0		0	0
Convertible promissory notes, ending	$ (331,569)		$ (331,569)		$ (150,851)	$ (951,792)